Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (744,320)	$ 413,614
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Inventories write-down	108,257	73,643
Depreciation and amortization	108,167	114,208
Amortization of right-of-use asset	259,582	251,865
Loss from disposal of fixed assets	1,497	595
Deferred tax benefits	(191,820)	(79,198)
Foreign currency exchange losses/(gains)	189,653	(539,844)
Changes in operating assets and liabilities:
Accounts receivable	(479,077)	(47,683)
Inventories	(10,449)	164,072
Prepaid expenses and other current assets	(221,742)	(223,354)
Other non-current assets	54,925
Accounts payable	336,256	418,473
Advance from customers	(56,965)	(60,075)
Taxes payable	1,453	(4,408)
Accrued expenses and other current liabilities	(223,442)	(39,341)
Operating lease liabilities	(250,801)	(244,763)
Financing lease liabilities	(2,208)
Net cash (used in)/provided by operating activities	(1,121,034)	197,804
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(44,006)	(52,025)
Purchase of land	(539,513)
Purchase of intangible asset	(83,346)	(19,217)
Net cash used in investing activities	(666,865)	(71,242)
CASH FLOWS FORM FINANCING ACTIVITIES
Repayments of long-term bank loans		(39,817)
Payment for deferred initial public offering costs		(366,094)
Capital contribution by shareholder		5,000
Net cash used in financing activities		(400,911)
Effect of exchange rate changes on cash and restricted cash	52,580	(63,670)
Net change in cash and restricted cash	(1,735,319)	(338,019)
Cash and restricted cash, beginning of the period	5,734,747	7,717,615
Cash and restricted cash, end of the period	3,999,428	7,379,596
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax		(39,402)
Cash paid for interest		(228)
Cash paid for operating lease	(287,263)	(288,667)
Cash, beginning of the period	5,525,430	7,708,310
Restricted cash, beginning of period	209,317	9,305
Total cash and restricted cash, beginning of period	5,734,747	7,717,615
Total cash and restricted cash, end of period	3,999,428	7,379,596
Cash, end of the period	3,789,806	7,370,501
Restricted cash, end of period	$ 209,622	$ 9,095